Intangible Assets and Liabilities - Amortization of Favorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms	$ (5,565)	$ (292)	$ (12,430)	$ (583)
Total	$ (5,565)	$ (292)	$ (12,430)	$ (583)